Leasehold Land (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
StatementsLineItems [Line Items]
Beginning balance	$ 5,022	$ 5,010
Ending balance	4,728	5,022
Cost [Member]
StatementsLineItems [Line Items]
Beginning balance	5,622	5,389
Currency translation difference	(95)	233
Ending balance	5,527	5,622
Accumulated amortization
StatementsLineItems [Line Items]
Beginning balance	600	379
Amortization of the year	213	199
Currency translation difference	(14)	22
Ending balance	799	600
Carrying Amounts [Member]
StatementsLineItems [Line Items]
Beginning balance	5,022	5,010
Ending balance	$ 4,728	$ 5,022